UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21148
Eaton Vance Insured New York Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund                                                                  as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.1%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 3.2%
$1,950	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/27	$1,998,223
4,260	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	4,381,836
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,068,860
		$7,448,919
Escrowed / Prerefunded — 0.3%
$195	New York City, Prerefunded to 1/15/13, 5.25%, 1/15/33	$207,657
360	New York City, Prerefunded to 6/1/12, 5.25%, 6/1/27	381,316
		$588,973
General Obligations — 4.3%
$1,500	New York, 5.25%, 1/15/28	$1,563,960
3,500	New York City, 5.25%, 8/15/26	3,681,230
2,715	New York City, 5.25%, 6/1/27	2,820,288
1,805	New York City, 5.25%, 1/15/33	1,878,373
		$9,943,851
Hospital — 1.1%
$640	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	$658,150
1,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/34	1,787,292
		$2,445,442
Insured-Electric Utilities — 3.3%
$7,500	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	$7,712,400
		$7,712,400
Insured-Escrowed/Prerefunded — 5.7%
$400	New York City Transitional Finance Authority, (Future Tax), (MBIA), Prerefunded to 11/1/11, 5.00%, 5/1/31	$421,180
7,440	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/33	7,864,229
2,700	Sachem Central School District, Holbrook, (MBIA), Prerefunded to 10/15/13, 5.00%, 10/15/26	2,858,787
2,085	Sachem Central School District, Holbrook, (MBIA), Prerefunded to 10/15/13, 5.00%, 10/15/28	2,207,619
		$13,351,815

Insured-General Obligations — 0.8%
$1,750	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$1,795,290
		$1,795,290
Insured-Hospital — 14.2%
$15,500	New York City Health and Hospital Corp., (Health Systems), (AMBAC), 5.00%, 2/15/23	$16,008,245
10,000	New York Dormitory Authority, (Hospital Surgery), (MBIA), 5.00%, 2/1/38	10,114,400
6,800	New York Dormitory Authority, (Maimonides Medical Center), (MBIA), 5.00%, 8/1/33	7,006,244
		$33,128,889
Insured-Lease Revenue / Certificates of Participation — 5.6%
$13,685	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$12,966,538
		$12,966,538
Insured-Other Revenue — 12.5%
$5,535	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$5,665,626
2,000	New York City Cultural Resource Trust, (Wildlife Conservation Society), (FGIC), 5.00%, 2/1/34	2,056,740
11,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	11,012,430
2,500	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	2,405,950
8,000	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	8,002,480
		$29,143,226
Insured-Private Education — 28.4%
$4,000	Madison County Industrial Development Agency, (Colgate University), (MBIA), 5.00%, 7/1/39	$4,109,600
16,500	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/41	16,747,995
11,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	11,877,545
2,225	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.125%, 7/1/26	2,375,922
4,250	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	4,332,535
4,500	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	4,567,635
13,585	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/32	14,141,985
5,360	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/30	1,762,314

$8,455	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/34	$2,267,039
8,455	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/36	2,041,375
8,455	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/37	1,939,239
		$66,163,184
Insured-Public Education — 3.0%
$7,000	New York Dormitory Authority, (University Educational Facility), (MBIA), 4.75%, 5/15/25	$7,014,280
		$7,014,280
Insured-Solid Waste — 1.9%
$1,790	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$978,038
1,240	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/22	645,445
1,090	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	539,354
1,490	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/24	699,197
3,735	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	1,663,382
		$4,525,416
Insured-Special Tax Revenue — 18.2%
$15,560	Metropolitan Transportation Authority, Petroleum Tax Fund, (FSA), 5.00%, 11/15/32 (1)	$15,935,307
6,850	New York City Transitional Finance Authority, (Future Tax), (MBIA), 5.00%, 5/1/31	7,022,004
7,500	New York City, Transitional Finance Authority, (FGIC), 4.25%, 1/15/34	6,920,400
4,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,975,320
4,335	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	4,446,930
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	746,820
10,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	3,371,700
		$42,418,481

Insured-Transportation — 26.9%
$32,500	Metropolitan Transportation Authority, (FSA), 5.00%, 11/15/30	$33,321,600
4,060	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	4,175,466
24,600	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	25,266,906
		$62,763,972
Insured-Water and Sewer — 10.0%
$7,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38	$7,166,740
10,000	New York City Municipal Water Finance Authority, Water and Sewer, (MBIA), 5.125%, 6/15/34	10,364,900
5,500	Niagara Falls Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	5,635,245
		$23,166,885
Lease Revenue/Certificates of Participation — 6.2%
$4,000	Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$4,129,000
10,000	New York Dormitory Authority, (North General Hospital), 5.00%, 2/15/25	10,243,100
		$14,372,100
Private Education — 2.1%
$150	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	$153,606
1,630	Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	1,672,902
3,065	Rensselaer County Industrial Development Agency, (Rensselaer Polytech Institute), 5.125%, 8/1/27	3,130,898
		$4,957,406
Transportation — 6.4%
$14,500	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$14,965,305
		$14,965,305
Water Revenue — 4.0%
$3,750	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	$3,623,288
6,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	5,788,080
		$9,411,368

Total Tax-Exempt Investments — 158.1% (identified cost $359,932,301)	$368,283,740
Other Assets, Less Liabilities — 3.1%	$7,260,439
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.2)%	$(142,557,487)
Net Assets Applicable to Common Shares — 100.0%	$232,986,692

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 82.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 35.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/07	242 U.S. Treasury Bond	Short	$(26,402,260)	$(26,075,500)	$326,760

Interest Rate Swaps

At June 30, 2007, the Fund had entered into an interest rate swap agreement with Citibank, N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $9,550,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD- BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the interest rate swap contract begin interest payment accruals. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open swap contracts of $327,559, on June 30, 2007.

At June 30, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $9,550,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD- BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the interest rate swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $389,630, on June 30, 2007.

At June 30, 2007, the Fund had entered into an interest rate swap agreement with Lehman Brothers Special Financing Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 5.956% on the notional amount of $9,275,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD- LIBOR-BBA on the same notional amount. The effective date of the interest rate swap is March 25, 2008. Effective date represents the date on which the Fund and counterparty to the interest rate swap contract begin interest payment accruals. The value of the contract, which terminates March 25, 2038, is recorded as a payable for open swap contracts of $154,438, on June 30, 2007.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$359,932,820
Gross unrealized appreciation	$10,712,839
Gross unrealized depreciation	(2,361,919)
Net unrealized appreciation	$8,350,920

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 21, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 21, 2007